ACQUISITION (Details 1) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) per share	$ (0.01)		$ (0.03)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding	3,115,500		3,115,500	77,887,500	77,887,500
Business Acquisitions [Member]
Revenues, net		$ 3,615,000	$ 3,915,000
Net income (loss) allocable to common shareholders		$ (293,000)	$ 490,000
Net income (loss) per share		$ (0.09)	$ 0.16
Weighted average number of shares outstanding		3,115,500	3,115,500